INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Total cost of intangible assets	$ 105,480	$ 59,799
Less: accumulated amortization	(30,253)	(18,087)
Less: impairment loss	(358)	(358)	$ 0
Add: foreign exchange difference	(93)	2,151
Intangible assets, net	74,776	43,505
Trade name and domain names
Total cost of intangible assets	27,225	25,049
Copyrights and teaching materials
Total cost of intangible assets	5,974	2,357
User base and customer relationships
Total cost of intangible assets	24,628	14,498
Technology
Total cost of intangible assets	13,230	6,247
Partnership agreement and School cooperation agreements
Total cost of intangible assets	4,858	4,858
License
Total cost of intangible assets	27,023	5,348
Other
Total cost of intangible assets	$ 2,542	$ 1,442